Summary of Concentration Risks (Details) - Loans Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Highest Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Geographic	Pittsburgh, PA	Pittsburgh, PA
Percent of Loan Commitments	20.00%	29.00%
Second Highest Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Geographic	Orlando, FL	Cape Coral, FL
Percent of Loan Commitments	4.00%	7.00%
Third Highest Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Geographic	Greenville, SC	Orlando, FL
Percent of Loan Commitments	3.00%	6.00%